EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	$ 26,334	$ 15,659
Change in reclamation and remediation provision	984	10,739
Foreign exchange translation difference	(15)	(64)
Exploration and evaluation assets, end of period	27,303	26,334
Santa Rosa Property [Member]
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	988	988
Exploration and evaluation assets, end of period	988	988
El Horcon Property [Member]
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	1,124	1,124
Exploration and evaluation assets, end of period	1,124	1,124
Coricancha [Member]
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	23,996	13,257
Change in reclamation and remediation provision	984	10,739
Exploration and evaluation assets, end of period	24,980	23,996
Tucano [Member]
Disclosure of detailed information about intangible assets [line items]
Exploration and evaluation assets, beginning of period	226	290
Foreign exchange translation difference	(15)	(64)
Exploration and evaluation assets, end of period	$ 211	$ 226